UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-1904

                      WhiteRock Portfolio Investors, L.L.C.
               (Exact name of registrant as specified in charter)

                         825 N.E. Multnomah, Suite 1600
                             Portland, Oregon 97232
               (Address of principal executive offices) (Zip code)

                                Steven R. Shearer
                               Hudson Advisors LLC
                          717 North Harwood, Suite 2100
                               Dallas, Texas 75201
                     (Name and address of agent for service)

                                 (214) 754-8400
              (Registrant's telephone number, including area code)

Date of fiscal year end: December 31, 2004

Date of reporting period: December 31, 2004

Item 1. Report to Stockholders.

                      WHITEROCK PORTFOLIO INVESTORS, L.L.C.

                                28 February 2005

Dear Member:

      Enclosed, for your information, is audited financial information for WhiteRock Portfolio Investors, L.L.C. (the "Company") for the period ended 31 December 2004. This information reflects the Company's financial position as of the end of this period and its financial results for this period. We have also included a statement of net assets, a statement of cash flows, and financial highlights of the Company during this period.

      As of 31 December 2004, the Company had net assets of approximately $4.7 million. The Company's original assets were invested in two separate partnerships, Brazos Fund, L.P. and Lone Star Opportunity Fund, L.P. ("LSOF"). As of 31 December 2004, the Brazos Fund was liquidated; therefore, the remaining assets are invested in LSOF.

      In accordance with SEC requirements, the Company (i) revised the disclosure controls and procedures policy that had been previously adopted, and
(ii) in accordance with Rule 38a-1, the Company adopted a compliance policy. The compliance policy was designed to prevent violation of the federal securities laws, including the oversight of compliance by each investment adviser, principal administrator and transfer agent. The disclosure controls and procedures were designed to ensure that the information the Company is required to disclose in certified annual and semi-annual shareholder reports it files with the SEC is (a) recorded, prepared, summarized and reported within the time periods specified in SEC rules and forms, and (b) accumulated and communicated to the Company's management, including its principal executive and principal financial officers, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure. The disclosure controls and procedures were revised mainly to include the quarterly reporting on Form N-Q for the Company's first and third fiscal quarters. A description of the revised disclosure controls and procedures and the compliance policy is available without charge, upon request, by calling 800 584 5118.

      We appreciate your continued support of the Company.

                                                   Sincerely,



                                                   Steven R. Shearer
                                                   President

attachments

             825 NE Multnomah Suite 1900 Portland, Oregon 97232-4116

WHITEROCK PORTFOLIO INVESTORS, L.L.C.

FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

WHITEROCK PORTFOLIO INVESTORS, L.L.C.
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004 AND 2003
--------------------------------------------------------------------------------

                                                          2004           2003
                                                      -----------    -----------
ASSETS

Investments in limited partnerships:
    Lone Star Opportunity Fund, L.P.                  $ 4,661,806    $ 5,573,683
    Brazos Fund, L.P.                                          --         13,113
                                                      -----------    -----------
      Total investments in limited partnerships         4,661,806      5,586,796

Cash and cash equivalents                                  20,885          7,645
                                                      -----------    -----------
        Total assets                                  $ 4,682,691    $ 5,594,441
                                                      ===========    ===========

LIABILITIES AND NET ASSETS

Liabilities, accounts payable - related parties       $    20,856    $     7,814

Net assets (4,959,786 units outstanding at
    December 31, 2004 and 2003)                         4,661,835      5,586,627
                                                      -----------    -----------
        Total liabilities and net assets              $ 4,682,691    $ 5,594,441
                                                      ===========    ===========

Net asset value per unit                              $      0.94    $      1.13
                                                      ===========    ===========

   The accompanying notes are an integral part of these financial statements.

WHITEROCK PORTFOLIO INVESTORS, L.L.C.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 AND 2003
--------------------------------------------------------------------------------

                                                                  2004                                       2003
                                                ----------------------------------------   ----------------------------------------
                                                 Adjusted      Estimated   Percentage of    Adjusted      Estimated   Percentage of
Investments                                        Cost*       Fair Value    Net Assets       Cost*       Fair Value   Net Assets
                                                -----------   -----------  -------------   -----------   -----------  -------------
Lone Star Opportunity Fund, L.P. **(5.0505%)    $ 3,199,286   $ 4,661,806         100.0%   $ 4,598,877   $ 5,573,683          99.8%

Brazos Fund, L.P. **(6.0879%)                            --            --           0.0%        13,113        13,113           0.2%
                                                -----------   -----------   -----------    -----------   -----------   -----------
Total Investments                               $ 3,199,286   $ 4,661,806         100.0%   $ 4,611,990   $ 5,586,796         100.0%
                                                ===========   ===========   ===========    ===========   ===========   ===========

* Amounts represent the aggregate dollars invested by the Company adjusted for any distributions and income recognized from investments from acquisition dates through the respective year-end presented.

**    Investment not readily marketable.

   The accompanying notes are an integral part of these financial statements.

WHITEROCK PORTFOLIO INVESTORS, L.L.C.
STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
--------------------------------------------------------------------------------

                                                                         2004          2003
                                                                      ----------    ----------
Investment loss                                                       $  (95,314)   $ (651,209)
Other income                                                                 198            32
                                                                      ----------    ----------

      Total investment loss                                              (95,116)     (651,177)

Net change in unrealized appreciation (depreciation) on investments      474,601       (98,320)
                                                                      ----------    ----------

      Net income (loss)                                               $  379,485    $ (749,497)
                                                                      ==========    ==========

WHITEROCK PORTFOLIO INVESTORS, L.L.C.
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
--------------------------------------------------------------------------------

                                                                             2004            2003
                                                                         -----------     -----------
Net investment loss                                                      $   (95,116)    $  (651,177)

Net change in unrealized appreciation (depreciation) on investments          474,601         (98,320)
                                                                         -----------     -----------
      Net increase (decrease) in net assets resulting from operations        379,485        (749,497)

Distributions to members representing return of capital                   (1,304,277)       (751,442)
                                                                         -----------     -----------
      Total decrease in net assets                                          (924,792)     (1,500,939)

Net assets, beginning of year                                              5,586,627       7,087,566
                                                                         -----------     -----------
Net assets, end of year                                                  $ 4,661,835     $ 5,586,627
                                                                         ===========     ===========

   The accompanying notes are an integral part of these financial statements.

WHITEROCK PORTFOLIO INVESTORS, L.L.C.
STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
--------------------------------------------------------------------------------

                                                                                   2004             2003
                                                                               ------------     ------------
Cash flows from operating activities:
    Net income (loss)                                                          $    379,485     $   (749,497)
    Adjustments to reconcile net income (loss) to net
      cash provided by operating activities:
        Investment loss                                                              95,314          651,209
        Net change in unrealized (appreciation) depreciation on investments        (474,601)          98,320
        Change in accounts payable - related parties                                 13,042            7,592
                                                                               ------------     ------------
             Net cash flows from earnings                                            13,240            7,624

Cash flows from investments:
    Investment distributions received                                             1,304,277          751,442
                                                                               ------------     ------------
             Net cash flows from investments                                      1,304,277          751,442
                                                                               ------------     ------------
             Net cash provided by operating activities                            1,317,517          759,066

Cash flows from financing activities:
    Member capital distributions                                                 (1,304,277)        (751,442)
                                                                               ------------     ------------
Net change in cash and cash equivalents                                              13,240            7,624

Cash and cash equivalents, beginning of year                                          7,645               21
                                                                               ------------     ------------
Cash and cash equivalents, end of year                                         $     20,885     $      7,645
                                                                               ============     ============

   The accompanying notes are an integral part of these financial statements.

WHITEROCK PORTFOLIO INVESTORS, L.L.C.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                               Years ended December 31,
                                                              ------------------------------------------------------------
                                                                2004         2003         2002         2001         2000
                                                              --------     --------     --------     --------     --------
Operating performance:

  Net asset value, beginning of period                        $   1.13     $   1.43     $   1.76     $   1.99     $   3.49

  Net investment (loss) income                                   (0.02)       (0.13)       (0.04)       (0.02)        0.31
  Unrealized appreciation (depreciation) on investments           0.10        (0.02)        0.01         0.02        (0.26)
                                                              --------     --------     --------     --------     --------
    Net increase (decrease) in net asset value resulting
      from operations                                             0.08        (0.15)       (0.03)          --         0.05
                                                              --------     --------     --------     --------     --------

Distributions to members from net investment income                 --           --           --           --        (0.05)

Distributions to members representing return of capital          (0.27)       (0.15)       (0.30)       (0.23)       (1.50)
                                                              --------     --------     --------     --------     --------
Net asset value, end of period                                $   0.94     $   1.13     $   1.43     $   1.76     $   1.99
                                                              ========     ========     ========     ========     ========
Total investment return                                           7.47%      (12.01)%      (1.70)%       0.00%        1.43%
                                                              ========     ========     ========     ========     ========
Ratio of net investment (loss) income to average net assets      (1.68)%     (10.41)%      (2.50)%      (1.28)%      11.00%
                                                              ========     ========     ========     ========     ========

   The accompanying notes are an integral part of these financial statements.

WHITEROCK PORTFOLIO INVESTORS, L.L.C.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    Description of Business:

      WhiteRock Portfolio Investors, L.L.C. ("WhiteRock") was formed on September 29, 1995 and is registered as a nondiversified, closed-end investment company under the Investment Company Act of 1940. The investment objective of WhiteRock (the "Company") is to seek high total returns by buying, selling, exchanging or otherwise acquiring, holding, trading, investing in, managing, and dealing with qualified investments, whether such assets are acquired directly, or indirectly through partnerships, joint ventures or otherwise. In pursuing its objectives, WhiteRock focuses primarily on acquiring, directly or indirectly, managing and disposing of distressed mortgage loan and real estate owned (REO) portfolios, and high yield commercial mortgage-backed securities, including, but not limited to, investing in entities organized or to be organized by Lone Star Opportunity Fund, L.P. (Lone Star) and their affiliates.

      The operations of WhiteRock are governed by a limited liability company agreement dated September 29, 1995. WhiteRock will terminate on June 30, 2007 per the limited liability company agreement.

      Net income and losses of WhiteRock are allocated among the members based on their respective ownership percentages in accordance with the limited liability company agreement.

2.    Significant Accounting Policies:

      Use of Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Investments in Limited Partnerships

      Investments in Brazos Fund, L.P. (Brazos) and Lone Star as of December 31, 2003, and the investment in Lone Star as of December 31, 2004 are recorded at estimated fair value. In determining any unrealized appreciation on investments, WhiteRock estimates future expected cash flows to be generated from the underlying investments of Lone Star. The difference between fair value and adjusted cost is reflected in the accompanying statements of operations as net change in unrealized appreciation on investments. Due to the fact that a quoted market exchange generally does not exist for the investments, the fair value is based on WhiteRock's estimate of fair value. The most significant estimates involve (1) the amount of expected future cash flows, (2) the timing of receipt of those cash flows, and (3) the discount rate. In estimating future expected cash flows from WhiteRock's investments, WhiteRock considers recent sales and offers on mortgages and real property and other factors. The estimated cash flows are then discounted to arrive at the estimated present fair value. The discount rates utilized are estimates of market rates based on the risks inherent in the underlying investments.

WHITEROCK PORTFOLIO INVESTORS, L.L.C.
NOTES TO FINANCIAL STATEMENTS, Continued
--------------------------------------------------------------------------------

      Due to the dynamic nature of assumptions used in estimating fair value and market volatility, the values reflected in the financial statements may differ from the values that would be determined by negotiations held between parties in a near term sales transaction, and those differences could be material. Furthermore, the estimated fair value of WhiteRock's investments may be affected by economic and political developments in a specific country or region, and those effects could be material to the financial statements.

      WhiteRock recognizes investment income from its respective share of the income reported by the limited partnerships based on its ownership percentages. The income reported may include unrealized gains and losses; therefore, income reported may differ from cash received from the limited partnerships.

      Cash and Cash Equivalents

      WhiteRock considers cash on deposit at financial institutions (that maintain insurance with the Federal Deposit Insurance Corporation) and highly liquid investments with original maturities of 90 days or less to be cash and cash equivalents.

      WhiteRock maintains its cash in deposit accounts which, at times, may exceed federally insured limits. WhiteRock has not experienced any losses in such accounts and believes it is not exposed to any significant credit risks on cash and cash equivalents.

      Foreign Currency Translation

      Lone Star holds investments in foreign countries. The functional currency of these investments is the local currency of the country where the investment resides. The expected cash flows of these investments are translated into United States dollars using the rates in effect as of December 31 of the respective year. Lone Star does not isolate the portion of the changes in fair value of investments and realized and unrealized gains and losses that result from foreign currency rate changes.

      Guarantees

      The Company accounts for guarantees under FIN 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Direct Guarantees of Indebtedness of Others. All guarantees, other than guarantees associated with investments, are reported at fair value.

      Fair Value of Financial Instruments

      The fair value of the Company's accounts payable from related parties approximates cost due to the short-term nature of the items.

      Income Taxes

      As a limited liability company, WhiteRock is not subject to federal income taxes; therefore, no federal taxes have been reflected in the accompanying financial statements. The members are individually responsible for reporting their share of WhiteRock's taxable income or loss on their income tax returns.

WHITEROCK PORTFOLIO INVESTORS, L.L.C.
NOTES TO FINANCIAL STATEMENTS, Continued
--------------------------------------------------------------------------------

      The Tokyo Regional Tax Bureau ("TRTB") audited the income tax returns and tax positions of Lone Star's investments in Japan for fiscal years 1998 through 2002. The TRTB issued assessments, and Lone Star contested these assessments. During December 2003, Lone Star and the TRTB reached an agreed resolution of all matters that were the subject of the audit and related assessments. The results of the agreed resolution for these investments were allocated among the various investments and have been fully reflected in financial results of Lone Star for the year ended December 31, 2003, based on estimated recoveries from other investors. The recovery amount was finalized during the year ended December 31, 2004.

3.    Investments in Limited Partnerships:

      At December 31, 2003, WhiteRock had two investments, Brazos and Lone Star. During 2004, Brazos liquidated resulting in no investment in Brazos at December 31, 2004. Lone Star targets a broad range of investments in various asset classes, property types, transaction structures and sizes. As of March 1999, new investment activity on Lone Star was terminated with the sole focus on management and disposition of its portfolios. The objective of Lone Star is to achieve significant yields and capital gains for its partners

      Lone Star's general partner is responsible for the evaluation, execution and management of the investments and investment opportunities of the fund. Lone Star invested only where it believed it had a competitive advantage arising from the general partner's expertise in origination, evaluation, management and disposition of assets. As of December 31, 2004, Lone Star was invested in 11 portfolios. The operations of Lone Star are governed by a limited partnership agreement ("Agreement") dated November 21, 1996. All profits, losses and cash distributions are allocated and governed in accordance with the Agreement.

      Summary contribution and distribution information related to Brazos and Lone Star through December 31, 2004 are as follows:

                                                      Brazos          Lone Star
                                                   ------------     ------------
      Contributions inception-to-date              $ 15,416,958     $ 20,717,814
                                                   ============     ============
      Distributions inception-to-date              $ 22,640,081     $ 22,237,433
                                                   ============     ============

      Further, Lone Star owns investments, which the Company's proportionate share exceeds 5% of the Company's net assets. These investments and Lone Star's investment amounts are as follows:

                                                       2004             2003
                                                   ------------     ------------
      LSOF Glades Plaza, L.P.                      $ 24,580,860     $ 21,466,928
      LSOF France III, L.P.                        $ 21,807,583     $ 21,553,818
      LSOF Moorpark Land, L.P.                     $ 18,676,912     $  8,190,880
      LSOF Greenbriar, L.P.                        $ 12,029,337     $  5,052,769
      LSOF Carlsbad Land, L.P.                     $         --     $ 18,080,327
      Lone Star Securities Fund, L.P.              $         --     $  7,658,784
      LSOF France II, L.P.                         $         --     $  4,410,882

WHITEROCK PORTFOLIO INVESTORS, L.L.C.
NOTES TO FINANCIAL STATEMENTS, Continued
--------------------------------------------------------------------------------

4.    Related Party Transactions:

      All WhiteRock expenses (except for Canadian taxes on dividends received), including organizational expenses, are the responsibility of Brazos Principal GenPar, L.P., the general partner of Brazos, or its general partner, Brazos GenPar, Inc., and Lone Star Partners, L.P., the general partner of Lone Star. Lone Star Partners, L.P. also functions as WhiteRock's administrator and in that capacity performs all accounting, reporting and income tax services.

      Hudson Advisors, L.L.C., a Texas limited liability company, is contracted to provide asset management services to the underlying investments held by Lone Star. Asset management fees are charged to the investments monthly. The fees are generally based on a percentage of the asset's value, specifically defined in each agreement, plus any direct charges related to services rendered specifically to an investment. Brazos GenPar, Inc., Lone Star Partners, L.P. and Hudson Advisors, L.L.C. are under common control and are related parties to John Grayken. John Grayken has an approximate .99987% ownership interest in the Company.

      From time-to-time, WhiteRock has receivables from related parties relating to capital calls or expenses paid on its behalf and payables to related parties for distributions declared but not paid. There were no receivables due from related parties at December 31, 2004 and 2003. Payables to related parties totaled $20,856 and $7,814 at December 31, 2004 and 2003, respectively.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions for the Registrant. The code of ethics contains standards that are reasonably designed to deter wrongdoing and to promote (1) honest an ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely, and understandable disclosure in reports and documents that the Registrant files with, or submits to, the Commission and in other public communications made by the Registrant; (3) compliance with applicable governmental laws, rules, and regulations; (4) the prompt internal reporting of violations of the code to the person identified in the code; and (5) accountability for adherence to the code.

A copy of the code of ethics may be obtained, without charge, by writing to WhiteRock Portfolio Investors, L.L.C., c/o Hudson Advisors LLC, 717 North Harwood, Suite 2100, Dallas, Texas 75201, Attn. Rhonda Brittain, or by calling 1-800-584-5118, toll free. A copy of the code will be mailed within two days of receiving a request.

Item 3. Audit Committee Financial Expert.

The Registrant does not have an audit committee financial expert serving on its audit committee. The Board of Managers for the Registrant has Managers with financial expertise, but these persons may not qualify as audit committee financial experts, as defined in Rule 401(h) of Regulation S-K under the Securities Act of 1933, as amended. The Registrant believes that its very simple financial structure and operations, and its very simple financial statements, present a level of complexity of accounting issues that its current Managers may readily understand and evaluate, including the internal controls over Registrant's financial reporting.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. For the fiscal years ended December 31, 2003 and December 31, 2004, the Registrant was billed a total of $12,500 and $15,000, respectively, for professional services rendered by its principal accountant for the audit of Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees. For the fiscal years ended December 31, 2003 and December 31, 2004, the Registrant was not billed any fees for assurance and related services by its principal accountant that are reasonably related to the performance of the audit of Registrant's financial statements and which are not reported under paragraph (a) above.

(c) Tax Fees. For the fiscal years ended December 31, 2003 and December 31, 2004, the Registrant was not billed any fees for professional services rendered by its principal accountant for tax compliance, tax advice, and tax planning.

(d) All Other Fees. For the fiscal years ended December 31, 2003 and December 31, 2004, the Registrant was not billed any fees for products and services provided by its principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments. See response to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

As a general matter, the Registrant does not invest in securities that may be regarded as voting securities. Nevertheless, the Registrant has adopted the procedures and policies presented below to determine how to vote proxies relating to portfolio securities, as applicable:

                         Voting Policies and Procedures

I.    INTRODUCTION

            WhiteRock Portfolio Investors, L.L.C. (the "Company") is the beneficial owner of its portfolio securities. Consequently, the Company's Board of Managers (the "Board"), acting on behalf of the Company, has the right and the fiduciary obligation to vote on matters relating to the operations of entities in which the Company invests in a manner that is consistent with the best interests of the Company and its members. In accordance with new requirements of the Securities and Exchange Commission, the Board has adopted these Voting Policies and Procedures relating to portfolio securities held by the Company (the "Policies and Procedures").

II.   DELEGATION OF VOTING AUTHORITY

            The Board has delegated the responsibility for voting on matters relating to portfolio securities held by the Company to Steven R. Shearer, the Company's President.

III.  FIDUCIARY DUTY

            The right to vote with respect to portfolio securities held by the Company is an asset of the Company. The Company's President must exercise this voting authority in a manner consistent with the best interests of the Company and its members.

IV.   VOTING PROCEDURES

      A. Annual Review of Voting Policies to the Board. At least annually, the Board shall review the Policies and Procedures.

      B. Annual Presentation of Voting Record to the Board. At least annually, the Company's President or other Company representative shall provide to the Board a record of each vote cast with respect to portfolio securities held by the Company during the year.

      C. Resolution of Conflicts of Interest. In any case in which a voting proposal raises a material conflict of interest between the interests of the Company and others affiliated with the Company, the President shall disclose the conflict to the Board and obtain the Board's consent to the proposed vote prior to voting on such proposal. To enable the Board to make an informed decision regarding the vote in question, the disclosure to the Board shall include sufficient detail regarding the matter to be voted on and the nature of the conflict. In cases in which the Board does not respond to such a conflict disclosure request or denies the request, the President shall abstain from voting the securities held by the Company. The Board may, in its discretion, consult with an independent third party and vote in accordance with the recommendation of such third party.

V.    REVOCATION OF AUTHORITY TO VOTE

            The Board may revoke its delegation to the President to exercise voting authority relating to portfolio securities held by the Company at any time, in whole or in part.

VI.   ANNUAL FILING OF VOTING RECORD

            Beginning in 2004, the Company shall file an annual report on Form N-PX with the Securities and Exchange Commission setting forth each vote cast with respect to portfolio securities held by the Company for the twelve-month period ended June 30. This report shall be filed no later than August 31 of each year.

VII.  VOTING DISCLOSURES

      A. The Company shall include the following disclosure in Form N-CSR filings made with the Securities and Exchange Commission:

            1.    A description of these Policies and Procedures; and

            2. A statement that information regarding the manner in which the Company cast votes relating to portfolio securities it held during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling the Company's toll-free telephone number and on the SEC website.

      B. The Company shall include the following disclosure in reports sent to members:

            1. A statement that a description of these Policies and Procedures is available without charge, upon request, by calling the Company's toll-free telephone number and on the SEC website.

            2. A statement that information regarding the manner in which the Company cast votes relating to portfolio securities it held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Company's toll-free telephone number and on the SEC website.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Steven R. Shearer, the Registrant's President and Treasurer, is primarily responsible for the management of the Registrant's portfolio. During the past 5 years to the current time, Mr. Shearer has held the position of Senior Vice-President and Corporate Treasurer of Hudson Advisors, LLC.

(a)(2) Mr. Shearer is not primarily responsible for the day-to-day management of any other account, as set forth in Item 8(a)(2).

(a)(3) Mr. Shearer does not receive any compensation (from any source) for providing services to the Registrant.

(a)(4) Mr. Shearer does not beneficially own any equity securities of the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable. The Registrant does not have any class of securities that is registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Managers.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the Filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There was no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a) Any code of ethics or amendment thereto. The Registrant has undertaken to furnish persons, free of charge, with a copy of its code of ethics upon request.

(b) Certifications pursuant to Section 302 of the Sarbanes Oxley Act of 2002. Filed herewith.

(c) Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002. Not applicable for companies that do not file reports pursuant to Section 13 or
Section 15(d) of the Securities Exchange Act of 1934, as amended.

SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WhiteRock Portfolio Investors, L.L.C.

By (Signature and Title) /s/ Steven R. Shearer
                             President

Date March 9, 2005

      Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the date indicated.

By: (Signature and Title) /s/ Steven R. Shearer
                              President and Treasurer

Date: March 9, 2005